Certnas

15008157

Nasdaq Stock Market

**William Slattery, CFA**
**Vice President**
Listing Qualifications

Received SEC
NOV - 5 2015
Washington, DC 20549

*Electronic Mail Only*

November 5, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on November 5, 2015 The Nasdaq Stock Market (the "Exchange") received from First Guaranty Bancshares, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common stock, par value $1.00 per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery